SCHEDULE OF TAXES PAYABLE (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Income Tax Disclosure [Abstract]
Individual income taxes payable	$ 28,289	$ 23,273
Income tax payable	16,631	28,326
Total taxes payable	$ 44,920	$ 51,599